PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		$ 3,368,647		$ 3,127,405
Acquisitions		1,401,916		921,256
Expenses - depreciation	[1]	(353,450)		(317,751)
Disposals		(415,495)		(299,502)
Assets classified as held for sale		(180,096)		(114,203)
Effect of changes in foreign exchange rate		6,343		51,442
Balance at Ending		3,827,865		3,368,647
Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		164,356		109,469
Acquisitions				84,290
Expenses - depreciation				(24,854)
Disposals				(1,485)
Assets classified as held for sale				(13,467)
Effect of changes in foreign exchange rate				10,403
Balance at Ending				164,356
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		5,222,470		4,742,492
Acquisitions		1,408,263		921,487
Expenses - depreciation	[1]	0		0
Disposals		(698,613)		(387,316)
Assets classified as held for sale		(275,495)		(180,769)
Effect of changes in foreign exchange rate		13,762		126,576
Balance at Ending		5,670,387		5,222,470
Cost | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		210,911		142,871
Acquisitions				84,344
Expenses - depreciation				0
Disposals				(1,850)
Assets classified as held for sale				(26,913)
Effect of changes in foreign exchange rate				12,459
Balance at Ending				210,911
Cost | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		361,732		337,362
Acquisitions		127,302	[2]	20,924
Expenses - depreciation	[1]	0		0
Disposals		(3,662)		(6,079)
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		1,543		9,525
Balance at Ending		486,915		361,732
Cost | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		2,453		5,129
Acquisitions		34,457		6,485
Expenses - depreciation	[1]	0		0
Disposals		(6,011)		(8,448)
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		(1)		(713)
Balance at Ending		30,898		2,453
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		1,344,517		1,304,539
Acquisitions		264,031	[2]	21,817
Expenses - depreciation	[1]	0		0
Disposals		(6,840)		(34,850)
Assets classified as held for sale		0		(5,916)
Effect of changes in foreign exchange rate		4,712		58,927
Balance at Ending		1,606,420		1,344,517
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		629,428		601,275
Acquisitions		66,746		28,221
Expenses - depreciation	[1]	0		0
Disposals		(50,879)		(24,861)
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		2,086		24,793
Balance at Ending		647,381		629,428
Cost | Furniture and fixtures | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		110		111
Acquisitions				0
Expenses - depreciation				0
Disposals				0
Assets classified as held for sale				0
Effect of changes in foreign exchange rate				(1)
Balance at Ending				110
Cost | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		896,811		782,476
Acquisitions		148,244		142,451
Expenses - depreciation	[1]	0		0
Disposals		(92,273)		(50,282)
Assets classified as held for sale		(3,668)		(4,708)
Effect of changes in foreign exchange rate		3,021		26,874
Balance at Ending		952,135		896,811
Cost | Computer Equipment [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		120		113
Acquisitions				0
Expenses - depreciation				0
Disposals				0
Assets classified as held for sale				0
Effect of changes in foreign exchange rate				7
Balance at Ending				120
Cost | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		1,671,850		1,410,709
Acquisitions		736,568		679,356
Expenses - depreciation	[1]	0		0
Disposals		(199,566)		(249,771)
Assets classified as held for sale		(271,827)		(170,145)
Effect of changes in foreign exchange rate		111		1,701
Balance at Ending		1,937,136		1,671,850
Cost | Vehicles | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		210,681		142,647
Acquisitions				84,344
Expenses - depreciation				0
Disposals				(1,850)
Assets classified as held for sale				(26,913)
Effect of changes in foreign exchange rate				12,453
Balance at Ending				210,681
Cost | Ongoing Imports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		1,267		3,502
Acquisitions		0		3,053
Expenses - depreciation	[1]	0		0
Disposals		(1,267)		(5,288)
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		0		0
Balance at Ending				1,267
Cost | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		314,412		297,500
Acquisitions		30,915		19,180
Expenses - depreciation	[1]	0		0
Disposals		(338,115)	[3]	(7,737)
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		2,290		5,469
Balance at Ending		9,502		314,412
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(1,853,823)		(1,615,087)
Acquisitions		(6,347)		(231)
Expenses - depreciation	[1]	(353,450)	[4]	(317,751)
Disposals		283,118		87,814
Assets classified as held for sale		95,399		66,566
Effect of changes in foreign exchange rate		(7,419)		(75,134)
Balance at Ending		(1,842,522)		(1,853,823)
Amortization | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(46,555)		(33,402)
Acquisitions				(54)
Expenses - depreciation				(24,854)
Disposals				365
Assets classified as held for sale				13,446
Effect of changes in foreign exchange rate				(2,056)
Balance at Ending				(46,555)
Amortization | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(330,991)		(285,118)
Acquisitions		0		0
Expenses - depreciation	[1]	(32,415)		(29,199)
Disposals		4,794		2,913
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		(2,309)		(19,587)
Balance at Ending		(360,921)		(330,991)
Amortization | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(358,934)		(334,054)
Acquisitions		0		0
Expenses - depreciation	[1]	(40,593)		(36,073)
Disposals		28,687		18,695
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		(1,716)		(7,502)
Balance at Ending		(372,556)		(358,934)
Amortization | Furniture and fixtures | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(102)		(95)
Acquisitions				0
Expenses - depreciation				(9)
Disposals				0
Assets classified as held for sale				0
Effect of changes in foreign exchange rate				2
Balance at Ending				(102)
Amortization | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(567,726)		(497,976)
Acquisitions		0		0
Expenses - depreciation	[1]	(100,653)		(80,980)
Disposals		82,777		47,345
Assets classified as held for sale		3,796		4,578
Effect of changes in foreign exchange rate		(2,297)		(40,693)
Balance at Ending		(584,103)		(567,726)
Amortization | Computer Equipment [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(112)		(86)
Acquisitions				0
Expenses - depreciation				(12)
Disposals				0
Assets classified as held for sale				0
Effect of changes in foreign exchange rate				(14)
Balance at Ending				(112)
Amortization | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(444,027)		(371,276)
Acquisitions		(6,347)		(231)
Expenses - depreciation	[1]	(179,643)		(145,529)
Disposals		14,562		11,673
Assets classified as held for sale		91,603		61,988
Effect of changes in foreign exchange rate		(59)		(652)
Balance at Ending		(523,911)		(444,027)
Amortization | Vehicles | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(46,341)		(33,221)
Acquisitions				(54)
Expenses - depreciation				(24,833)
Disposals				365
Assets classified as held for sale				13,446
Effect of changes in foreign exchange rate				(2,044)
Balance at Ending				(46,341)
Amortization | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning		(152,145)		(126,663)
Acquisitions		0		0
Expenses - depreciation	[1]	(146)		(25,970)
Disposals		152,298	[3]	7,188
Assets classified as held for sale		0		0
Effect of changes in foreign exchange rate		(1,038)		(6,700)
Balance at Ending		$ (1,031)		$ (152,145)

[1]	Roll - forwardBalance atEffect ofBalance atPremises and equipmentJanuary 1,ExpensesAssetschanges inDecember 31, 2019Acquisitionsdepreciation (1)Disposalsclassifiedforeign2019as held forexchange sale rate In millions of COPLandCost 361,732 127,302(2) - (3,662) - 1,543 486,915Construction in progressCost 2,453 34,457 - (6,011) - (1) 30,898BuildingsCost 1,344,517 264,031(2) - (6,840) - 4,712 1,606,420Accumulated depreciation (330,991) - (32,415) 4,794 - (2,309) (360,921)Furniture and fixturesCost 629,428 66,746 - (50,879) - 2,086 647,381Accumulated depreciation (358,934) - (40,593) 28,687 - (1,716) (372,556)Computer equipmentCost 896,811 148,244 - (92,273) (3,668) 3,021 952,135Accumulated depreciation (567,726) - (100,653) 82,777 3,796 (2,297) (584,103)VehiclesCost 1,671,850 736,568 - (199,566) (271,827) 111 1,937,136Accumulated depreciation (444,027) (6,347) (179,643) 14,562 91,603 (59) (523,911)Ongoing ImportsCost 1,267 - - (1,267) - - -Leasehold improvementsCost 314,412 30,915 - (338,115)(3) - 2,290 9,502Accumulated depreciation (152,145) - (146) 152,298(3) - (1,038) (1,031)Total premises and equipment - cost 5,222,470 1,408,263 - (698,613) (275,495) 13,762 5,670,387Total premises and equipment - accumulated depreciation (1,853,823) (6,347) (353,450) 283,118 95,399 (7,419) (1,842,522)Total premises and equipment, net 3,368,647 1,401,916 (353,450) (415,495) (180,096) 6,343 3,827,865See Note 26.3 Impairment, depreciation and amortization.
[2]	Corresponds to the acquisition of a new headquarters in Bogotá.
[3]	It mainly corresponds to the reclassification to Assets by right of use as an integral part of the leased assets during the year 2019. See note 7.2 Lessee.
[4]	Roll - forwardBalance atEffect ofBalance atPremises and equipmentJanuary 1,ExpensesAssetschanges inDecember 31, 2019Acquisitionsdepreciation (1)Disposalsclassifiedforeign2019as held forexchange sale rate In millions of COPLandCost 361,732 127,302(2) - (3,662) - 1,543 486,915Construction in progressCost 2,453 34,457 - (6,011) - (1) 30,898BuildingsCost 1,344,517 264,031(2) - (6,840) - 4,712 1,606,420Accumulated depreciation (330,991) - (32,415) 4,794 - (2,309) (360,921)Furniture and fixturesCost 629,428 66,746 - (50,879) - 2,086 647,381Accumulated depreciation (358,934) - (40,593) 28,687 - (1,716) (372,556)Computer equipmentCost 896,811 148,244 - (92,273) (3,668) 3,021 952,135Accumulated depreciation (567,726) - (100,653) 82,777 3,796 (2,297) (584,103)VehiclesCost 1,671,850 736,568 - (199,566) (271,827) 111 1,937,136Accumulated depreciation (444,027) (6,347) (179,643) 14,562 91,603 (59) (523,911)Ongoing ImportsCost 1,267 - - (1,267) - - -Leasehold improvementsCost 314,412 30,915 - (338,115)(3) - 2,290 9,502Accumulated depreciation (152,145) - (146) 152,298(3) - (1,038) (1,031)Total premises and equipment - cost 5,222,470 1,408,263 - (698,613) (275,495) 13,762 5,670,387Total premises and equipment - accumulated depreciation (1,853,823) (6,347) (353,450) 283,118 95,399 (7,419) (1,842,522)Total premises and equipment, net 3,368,647 1,401,916 (353,450) (415,495) (180,096) 6,343 3,827,865See Note 26.3 Impairment, depreciation and amortization.